PROPERTIES AND EQUIPMENT Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
The following table presents the components of properties and equipment, net of accumulated depreciation, depletion and amortization:

	As of December 31,
	2012	2011
	(in thousands)
Properties and equipment, net:
Natural gas and crude oil properties
Proved	$2,075,924	$1,694,694
Unproved	319,327	102,466
Total natural gas and crude oil properties	2,395,251	1,797,160
Pipelines and related facilities	47,786	40,721
Transportation and other equipment	34,858	32,475
Land and buildings	14,935	14,572
Construction in progress	67,217	69,633
Gross properties and equipment	2,560,047	1,954,561
Accumulated depreciation, depletion and amortization	(943,341)	(652,845)
Properties and equipment, net	$1,616,706	$1,301,716

Impairment of natural gas and crude oil properties [Table Text Block]
The following table presents impairment charges recorded for natural gas and crude oil properties:

	Year Ended December 31,
	2012	2011	2010
	(in thousands)
Continuing operations:
Impairment of proved properties	$—	$—	$—
Impairment of individually significant unproved properties	1,629	1,108	1,477
Amortization of individually insignificant unproved properties	4,266	1,193	2,893
Total continuing operations	5,895	2,301	4,370
Discontinued operations:
Impairment of proved properties	161,185	22,460	4,666
Impairment of individually significant unproved properties	313	—	—
Amortization of individually insignificant unproved properties	756	398	2,111
Total discontinued operations	162,254	22,858	6,777
Total impairment of natural gas and crude oil properties	$168,149	$25,159	$11,147

Capitalized Exploratory Well Costs, Roll Forward [Table Text Block]
The following table presents the capitalized exploratory well costs pending determination of proved reserves, and included in properties and equipment on the balance sheets:

	2012	2011	2010
	(in thousands, except for number of wells)

Balance beginning of year, January 1,	$4,432	$2,297	$1,174
Additions to capitalized exploratory well costs pending the determination of proved reserves	30,482	3,692	4,353
Reclassifications to wells, facilities and equipment based on the determination of proved reserves	—	(1,557)	(2,231)
Deconsolidation of PDCM and change in ownership interest	—	—	(462)
Capitalized exploratory well costs charged to expense	(15,347)	—	(537)
Balance end of year, December 31,	$19,567	$4,432	$2,297

Number of wells pending determination at December 31,	2	6	3

Schedule of Aging of Capitalized Exploratory Well Costs [Table Text Block]
The following table presents an aging of capitalized exploratory well costs based on the date that drilling commenced and the number of projects for which exploratory well costs have been capitalized for a period greater than one year since the commencement of drilling:

	As of December 31,
	2012	2011	2010
	(in thousands)

Exploratory well costs capitalized for a period of one year or less	$19,567	$3,587	$2,297
Exploratory well costs capitalized for a period greater than one year since commencement of drilling	—	845	—
Balance end of year, December 31,	$19,567	$4,432	$2,297
Number of projects with exploratory well costs that have been capitalized for a period greater than one year since commencement of drilling	—	2	—